Nationwide Money Market Fund
FUND SUMMARY: NATIONWIDE MONEY MARKET FUND
Objective
The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. There are no sales charges to purchase or sell shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Nationwide Money Market Fund		Prime Shares	Service Class Shares	Institutional Class Shares
Management Fees		0.38%	0.38%	0.38%
Distribution and/or Service (12b-1) Fee		none	0.15%	none
Other Expenses		0.22%	0.33%	0.08%
Acquired Fund Fees and Expenses		0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses		0.62%	0.88%	0.48%
Amount of Fee Waiver/Expense Reimbursement	[1]	none	(0.11%)	none
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		0.62%	0.77%	0.48%
[1]	Nationwide Mutual Funds (the "Trust") and Nationwide Fund Advisors (the "Adviser") have entered into a written contract limiting operating expenses to 0.59% until at least February 28, 2014. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, acquired fund fees and expenses, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other non-routine expenses not incurred in the ordinary course of the Fund's business. The expense limitation agreement may be changed or eliminated at any time but only with the consent of the Board of Trustees of the Trust. Pursuant to the contract, operating expenses for Service Class shares are further limited to 0.75%, including Rule 12b-1 fees and administrative services fees. The Trust is authorized to reimburse the Adviser for management fees previously waived or reduced and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses. More information about administrative services fees can be found in "Investing with Nationwide Funds" on page 40 of this Prospectus.

Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Nationwide Money Market Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Prime shares	63	199	346	774
Service Class shares	79	270	477	1,074
Institutional Class shares	49	154	269	604

Principal Investment Strategies
The Fund invests primarily in a portfolio of high-quality, fixed-income securities that mature in 397 days or less. These securities generally are issued by banks, corporations and the U.S. government, and may include asset-backed securities, shares of other money market mutual funds, and obligations of states, municipalities and foreign governments. The Fund may purchase foreign money market securities, although all obligations held by the Fund must be denominated in U.S. dollars. The Fund may invest in floating-and variable-rate obligations and may enter into repurchase agreements. The Fund maintains a dollar-weighted average maturity of no more than 60 days and a weighted average life of no more than 120 days.

Because the Fund invests in short-term securities, the Fund's subadviser generally sells securities only to meet liquidity needs, to maintain target allocations or to take advantage of more favorable opportunities.
Principal Risks
While the Fund seeks to preserve capital, there can be no guarantee that the Fund will meet its objective or be able to maintain a fixed net asset value of $1.00 per share; therefore, you could lose money.

There is no guarantee that the Fund will provide a certain level of income or that any such income will stay ahead of inflation. Further, the Fund's yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. A low interest rate environment may prevent the Fund from providing a positive yield or from paying Fund expenses out of current income without impairing the Fund's ability to maintain a stable net asset value.

Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Other risks of investing in the Fund include:

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates may cause the value of the Fund's investments to decline significantly.

Credit risk – an issuer may be unable to pay the interest or principal when due. If an issuer defaults, the Fund may lose money. Changes in a bond issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of a bond.

Liquidity risk – when there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the Fund's share price may fall dramatically.

Asset-backed securities risk – asset-backed securities are generally subject to the same types of risk that apply to other fixed-income securities, such as interest rate risk and credit risk. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

Repurchase agreements risk – exposes the Fund to the risk that the party that sells the securities to the Fund may default on its obligation to repurchase them.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Investments in other money market mutual funds – to the extent that the Fund invests in shares of other money market mutual funds, its performance is directly tied to the performance of such other funds. If one of these other money market mutual funds fails to meet its objective, the Fund's performance could be negatively affected. In addition, Fund shareholders will pay a proportionate share of the fees and expenses of such other money market mutual fund (including applicable management, administration and custodian fees) as well as the Fund's direct expenses. Any such other money market mutual fund will not charge any front-end sales loads, contingent deferred sales charges or Rule 12b-1 fees.

In addition to these risks, the Fund's portfolio managers may select securities that underperform the money markets, the Fund's benchmark or other mutual funds with similar investment objectives and strategies. If the value of the Fund's investments goes down, you may lose money.
Performance
The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.nationwide.com/mutualfunds or by calling 800-848-0920.

Please call 800-848-0920 for the Fund’s current 7-day yield.
Annual Total Returns – Prime Shares (Years Ended December 31,)

Best Quarter: 1.24% – 3rd qtr. of 2007 Worst Quarter: 0.00% – 2nd qtr. of 2009
Average Annual Total Returns For the Periods Ended December 31, 2012:
Average Annual Total Returns Nationwide Money Market Fund	1 Year	5 Years	10 Years
Prime shares	none	0.42%	1.55%
Service Class shares	none	0.40%	1.47%
Institutional Class shares	none	0.43%	1.59%
iMoneyNet Prime Retail Index (The Index does not pay sales charges, fees, expenses or taxes.)	none	0.60%	1.47%